Impairment, Restructuring Charges and Other Related Closure Costs (Tables)	12 Months Ended
Dec. 31, 2011
Impairment, Restructuring Charges and Other Related Closure Costs [Abstract]
Summary of Impairment Restructuring Charges and Other Related Closure Costs

Year ended December 31, 2011	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(3)	(13)	(21)	(37)
ST-Ericsson restructuring plan	(1)	(3)	(3)	(7)
ST-Ericsson cost savings plan	—	(26)	—	(26)
Other restructuring initiatives	—	(1)	(4)	(5)
Total	(4)	(43)	(28)	(75)

Year ended December 31, 2010	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(1)	(15)	(11)	(27)
ST-Ericsson restructuring plan	(10)	(59)	(5)	(74)
Other restructuring initiatives	—	(1)	(2)	(3)
Total	(11)	(75)	(18)	(104)

Year ended December 31, 2009	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(25)	(69)	(32)	(126)
ST-Ericsson restructuring plan	—	(99)	(1)	(100)
Goodwill annual impairment test	(6)	—	—	(6)
Other restructuring initiatives	(4)	(53)	(2)	(59)
Total	(35)	(221)	(35)	(291)

Changes to the restructuring provisions recorded on the consolidated balance sheet

	ST-Ericsson cost savings plan	ST-Ericsson Restructuring plan	Manufacturing Restructuring plan	Other restructuring initiatives	Total
Provision as at December 31, 2009	—	83	58	53	194
Charges incurred in 2010	—	67	26	7	100
Adjustments for unused provisions	—	(3)	—	(4)	(7)
Amounts paid	—	(81)	(27)	(34)	(142)
Currency translation effect	—	(6)	—	(3)	(9)
Provision as at December 31, 2010	—	60	57	19	136
Charges incurred in 2011	26	7	35	7	75
Adjustments for unused provisions	—	(1)	(1)	(2)	(4)
Amounts paid	(6)	(50)	(87)	(11)	(154)
Currency translation effect	(1)	1	—	—	—
Provision as at December 31, 2011	19	17	4	13	53